UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Ireland: 2.2%
230,658	Alkermes Plc (USD) *	$13,507,332
Netherlands: 2.9%
769,970	Qiagen NV (USD) * †	18,063,496
United States: 94.9%
167,685	Alexion Pharmaceuticals, Inc. *	31,026,756
490,285	Amgen, Inc.	78,097,498
134,364	Biogen Idec, Inc. *	45,609,860
315,733	BioMarin Pharmaceutical, Inc. *	28,542,263
596,232	Celgene Corp. *	66,694,512
147,277	Cepheid, Inc. *	7,973,577
124,046	Charles River Laboratories International, Inc. *	7,894,287
131,647	Covance, Inc. *	13,670,224
168,606	Cubist Pharmaceuticals, Inc. *	16,970,194
882,862	Gilead Sciences, Inc. *	83,218,572
156,979	Illumina, Inc. *	28,975,184
346,714	Incyte Corp. *	25,348,261
28,750	Intercept Pharmaceuticals, Inc. * †	4,485,000
246,868	Isis Pharmaceuticals, Inc. * †	15,241,630
202,093	Medivation, Inc. *	20,130,484
129,589	Myriad Genetics, Inc. * †	4,413,801
198,534	NPS Pharmaceuticals, Inc. *	7,101,561
137,362	Pharmacyclics, Inc. * †	16,793,878
55,875	Puma Biotechnology, Inc. * †	10,575,461
68,332	Regeneron Pharmaceuticals, Inc. *	28,033,203
117,290	Seattle Genetics, Inc. * †	3,768,528
134,752	United Therapeutics Corp. *	17,449,037
246,683	Vertex Pharmaceuticals, Inc. *	29,305,940
		591,319,711
Total Common Stocks (Cost: $527,025,498)		622,890,539

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.9%
Repurchase Agreements: 5.9%
$8,635,453	Repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc., 0.08%, due 1/2/15, proceeds $8,635,491; (collateralized by various U.S. government and agency obligations, 1.38% to 8.00%, due 12/15/17 to 7/15/51, valued at $8,808,162 including accrued interest)	8,635,453

8,635,453	Repurchase agreement dated 12/31/14 with HSBC Securities USA, Inc., 0.06%, due 1/2/15, proceeds $8,635,482; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/32, valued at $8,808,182 including accrued interest)	8,635,453

7,056,418	Repurchase agreement dated 12/31/14 with JP Morgan Securities, LLC, 0.10%, due 1/2/15, proceeds $7,056,457; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 8/1/16 to 1/1/45, valued at $7,197,555 including accrued interest)	7,056,418

8,635,453	Repurchase agreement dated 12/31/14 with Mizuho Securities USA, Inc., 0.08%, due 1/2/15, proceeds $8,635,491; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/16 to 12/20/44, valued at $8,808,162 including accrued interest)	8,635,453

3,396,946	Repurchase agreement dated 12/31/14 with Morgan Stanley & Co. LLC , 0.08%, due 1/2/15, proceeds $3,396,961; (collateralized by various U.S. government and agency obligations, 2.32% to 9.50%, due 7/1/15 to 12/1/44, valued at $3,464,885 including accrued interest)	3,396,946

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $36,359,723)		36,359,723
Total Investments: 105.9% (Cost: $563,385,221)		659,250,262
Liabilities in excess of other assets: (5.9)%		(36,559,227)
NET ASSETS: 100.0%		$622,691,035

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,476,146.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	87.3%	$543,711,887
Health Care	1.7	10,575,461
Life Sciences Tools & Services	11.0	68,603,191
	100.0%	$622,890,539

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$622,890,539	$—	$—	$622,890,539
Repurchase Agreements	—	36,359,723	—	36,359,723
Total	$622,890,539	$36,359,723	$—	$659,250,262

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 2.9%
15,972	Progressive Waste Solutions Ltd. (USD)	$480,438
United States: 97.0%
16,920	ABM Industries, Inc.	484,758
24,127	Advanced Emissions Solutions, Inc. *	549,854
24,102	Calgon Carbon Corp. *	500,840
11,602	Cantel Medical Corp.	501,903
20,879	Ceco Environmental Corp.	324,460
7,147	Clarcor, Inc.	476,276
9,728	Clean Harbors, Inc. * †	467,430
22,194	Covanta Holding Corp.	488,490
26,156	Darling International, Inc. *	474,993
12,386	Donaldson Company, Inc.	478,471
64,399	Energy Recovery, Inc. * †	339,383
33,346	Layne Christensen Co. * †	318,121
51,336	Newpark Resources, Inc. *	489,745
57,812	Nuverra Environmental Solutions * †	320,857
266,498	Rentech, Inc. *	335,787
40,458	Republic Services, Inc.	1,628,434
21,852	Schnitzer Steel Industries, Inc.	492,981
12,328	Stericycle, Inc. *	1,615,954
7,240	Steris Corp. †	469,514
6,656	Tennant Co.	480,364
8,587	Tenneco, Inc. *	486,110
18,184	Tetra Tech, Inc.	485,513
12,379	US Ecology, Inc.	496,645
36,964	Waste Connections, Inc.	1,626,046
32,061	Waste Management, Inc.	1,645,371
		15,978,300
Total Common Stocks (Cost: $15,171,422)		16,458,738
MONEY MARKET FUND: 0.3% (Cost: $46,614)
46,614	Dreyfus Government Cash Management Fund	46,614
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $15,218,036)		16,505,352

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.8%
Repurchase Agreements: 9.8%
$1,000,000	Repurchase agreement dated 12/31/14 with 0.08%, Mizuho Securities USA, Inc. due 1/2/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/16 to 12/20/44, valued at $1,020,000 including accrued interest)	1,000,000

618,859	Repurchase agreement dated 12/31/14 with 0.08%, RBC Capital Markets, LLC due 1/2/15, proceeds $618,862; (collateralized by various U.S. government and agency obligations, 0.00% to 5.00%, due 5/1/15 to 12/20/44, valued at $631,236 including accrued interest)	618,859

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $1,618,859)		1,618,859
Total Investments: 110.0% (Cost: $16,836,895)		18,124,211
Liabilities in excess of other assets: (10.0)%		(1,647,210)
NET ASSETS: 100.0%		$16,477,001

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,557,347.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.9%	$486,110
Consumer Staples	2.9	474,993
Energy	4.9	810,602
Health Care	5.9	971,417
Industrials	71.7	11,836,154
Materials	11.4	1,879,462
Money Market Fund	0.3	46,614
	100.0%	$16,505,352

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$16,458,738	$—	$—	$16,458,738
Money Market Fund	46,614	—	—	46,614
Repurchase Agreements	—	1,618,859	—	1,618,859
Total	$16,505,352	$1,618,859	$—	$18,124,211

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 10.8%
135,590	Aristocrat Leisure Ltd. #	$721,776
111,039	Crown Ltd. #	1,144,694
155,484	Echo Entertainment Group Ltd. #	478,409
201,397	TABCORP Holdings Ltd. #	681,484
328,434	Tatts Group Ltd. #	925,928
		3,952,291
Canada: 2.1%
31,648	Amaya, Inc. *	780,100
China / Hong Kong: 26.6%
480,240	Galaxy Entertainment Group Ltd. #	2,668,488
596,000	Macau Legend Development Ltd. * #	222,137
54,433	Melco Crown Entertainment Ltd. (ADR)	1,382,598
148,400	Melco International Development Ltd. #	324,857
249,700	MGM China Holdings Ltd. #	630,455
499,600	Sands China Ltd. #	2,432,063
524,000	SJM Holdings Ltd. #	828,368
434,800	Wynn Macau Ltd. #	1,212,997
		9,701,963
Greece: 1.5%
28,984	Intralot SA * #	38,052
48,629	OPAP SA #	521,123
		559,175
Ireland: 1.9%
8,323	Paddy Power Plc #	685,405
Italy: 1.3%
21,444	GTECH S.p.A. #	478,820
Japan: 3.6%
16,879	Sankyo Co. Ltd. #	578,459
57,300	Sega Sammy Holdings, Inc. #	732,403
		1,310,862
Malaysia: 7.1%
204,917	Berjaya Sports Toto Bhd #	205,358
466,738	Genting Bhd #	1,182,355
864,398	Genting Malaysia Bhd #	1,003,757
259,800	Magnum Bhd #	202,261
		2,593,731
New Zealand: 1.1%
135,213	Sky City Entertainment Group Ltd. #	409,319
Singapore: 3.9%
1,736,400	Genting Singapore Plc #	1,407,382
South Africa: 1.0%
31,044	Sun International Ltd. #	343,221
South Korea: 3.0%
30,056	Kangwon Land, Inc. #	828,436
11,689	Paradise Co. Ltd. #	249,165
		1,077,601
Sweden: 0.8%
8,252	Betsson AB #	288,605
United Kingdom: 7.7%
20,534	Betfair Group Plc #	501,519
189,092	Bwin.Party Digital Entertainment Plc #	344,740
182,057	Ladbrokes Plc #	311,593
57,900	Playtech Ltd. #	618,094
183,476	William Hill Plc #	1,031,398
		2,807,344
United States: 25.8%
19,770	Boyd Gaming Corp. *	252,661
15,479	Global Cash Access Holdings, Inc. *	110,675
61,378	International Game Technology	1,058,770
54,461	Las Vegas Sands Corp.	3,167,452
85,144	MGM Mirage *	1,820,379
11,527	Penn National Gaming, Inc. *	158,266
10,757	Pinnacle Entertainment, Inc. *	239,343
12,678	Scientific Games Corp. * †	161,391
16,440	Wynn Resorts Ltd.	2,445,614
		9,414,551
Total Common Stocks (Cost: $38,716,986)		35,810,370
REAL ESTATE INVESTMENT TRUST: 1.7% (Cost: $819,427)
United States: 1.7%
20,839	Gaming and Leisure Properties, Inc.	611,416
RIGHTS: 0.0% (Cost: $0)
Italy: 0.0%
20,119	GTECH S.p.A. Rights (EUR 19.17, expiring 01/09/15) * #	0
MONEY MARKET FUND: 0.2% (Cost: $90,886)
90,886	Dreyfus Government Cash Management Fund	90,886
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $39,627,299)		36,512,672

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.5% (Cost: $162,606)
Repurchase Agreement: 0.5%
162,606	Repurchase agreement dated 12/31/14 with Barclays Capital, 0.05%, due 1/2/15, proceeds $162,606; (collateralized by various U.S. government and agency obligations, 1.50% to 2.13%, due 8/31/18 to 6/30/21, valued at $165,858 including accrued interest)	162,606

Total Investments: 100.6% (Cost: $39,789,905)		36,675,278
Liabilities in excess of other assets: (0.6)%		(209,885)
NET ASSETS: 100.0%		$36,465,393

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $153,320.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,233,121 which represents 66.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	61.5%	$22,453,403
Casino Services	13.4	4,893,480
Commercial Services - Finance	0.3	110,675
Computer Software	1.7	618,094
Diversified Operations	1.5	527,118
Gambling (Non-Hotel)	14.7	5,379,247
Internet Gambling	1.8	633,345
Lottery Services	4.5	1,648,158
Racetracks	0.4	158,266
Money Market Fund	0.2	90,886
	100.0%	$36,512,672

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,952,291	$—	$3,952,291
Canada	780,100	—	—	780,100
China / Hong Kong	1,382,598	8,319,365	—	9,701,963
Greece	—	559,175	—	559,175
Ireland	—	685,405	—	685,405
Italy	—	478,820	—	478,820
Japan	—	1,310,862	—	1,310,862
Malaysia	—	2,593,731	—	2,593,731
New Zealand	—	409,319	—	409,319
Singapore	—	1,407,382	—	1,407,382
South Africa	—	343,221	—	343,221
South Korea	—	1,077,601	—	1,077,601
Sweden	—	288,605	—	288,605
United Kingdom	—	2,807,344	—	2,807,344
United States	9,414,551	—	—	9,414,551
Real Estate Investment Trust*	611,416	—	—	611,416
Rights*	—	0	—	0
Money Market Fund	90,886	—	—	90,886
Repurchase Agreement	—	162,606	—	162,606
Total	$12,279,551	$24,395,727	$—	$36,675,278

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2014, transfers of securities from Level 1 to Level 2 were $354,452. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Capital Goods: 9.8%
763,997	Emerson Electric Co.	$47,161,535
1,873,172	General Electric Co.	47,335,056
		94,496,591
Consumer Durables & Apparel: 5.1%
321,919	Polaris Industries, Inc.	48,687,030
Diversified Financials: 4.8%
831,080	Franklin Resources, Inc.	46,016,900
Energy: 35.9%
429,184	Core Laboratories NV	51,648,003
533,577	Exxon Mobil Corp.	49,329,194
749,136	National Oilwell Varco, Inc.	49,090,882
1,051,459	ONEOK, Inc.	52,352,144
568,293	Schlumberger Ltd.	48,537,905
1,336,018	Spectra Energy Corp.	48,497,453
1,049,578	Williams Companies, Inc.	47,168,035
		346,623,616
Health Care Equipment & Services: 4.9%
650,526	Baxter International, Inc.	47,677,050
Media: 4.9%
1,384,886	Discovery Communications, Inc. *	47,709,323
Pharmaceuticals, Biotechnology: 4.8%
181,397	Actavis Plc *	46,693,402
Retailing: 5.0%
154,703	Amazon.com, Inc. *	48,012,076
Software & Services: 14.8%
857,208	eBay, Inc. *	48,106,513
294,566	International Business Machines Corp.	47,260,169
2,651,753	The Western Union Co. †	47,492,896
		142,859,578
Technology Hardware & Equipment: 5.1%
661,849	Qualcomm, Inc.	49,195,236
Utilities: 5.1%
1,318,319	Exelon Corp.	48,883,268
Total Common Stocks (Cost: $1,007,224,260)		966,854,070

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4%
Repurchase Agreements: 1.4%
$3,194,553	Repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc., 0.08%, due 1/2/15, proceeds $3,194,567; (collateralized by various U.S. government and agency obligations, 1.38% to 8.00%, due 12/15/17 to 7/15/51, valued at $3,258,444 including accrued interest)	3,194,553

672,510	Repurchase agreement dated 12/31/14 with Credit Agricole CIB, 0.06%, due 1/2/15, proceeds $672,512; (collateralized by various U.S. government and agency obligations, 2.13% to 9.00%, due 11/15/18 to 2/15/38, valued at $685,960 including accrued interest)	672,510

3,194,553	Repurchase agreement dated 12/31/14 with HSBC Securities USA, Inc., 0.06%, due 1/2/15, proceeds $3,194,564; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/32, valued at $3,258,452 including accrued interest)	3,194,553

3,194,553	Repurchase agreement dated 12/31/14 with JP Morgan Securities, LLC, 0.10%, due 1/2/15, proceeds $3,194,571; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 8/1/16 to 1/1/45, valued at $3,258,448 including accrued interest)	3,194,553

3,194,553	Repurchase agreement dated 12/31/14 with Mizuho Securities USA, Inc., 0.08%, due 1/2/15, proceeds $3,194,567; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/16 to 12/20/44, valued at $3,258,444 including accrued interest)	3,194,553

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $13,450,722)		13,450,722
Total Investments: 101.6% (Cost: $1,020,674,982)		980,304,792
Liabilities in excess of other assets: (1.6)%		(15,904,818)
NET ASSETS: 100.0%		$964,399,974

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,020,570.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	14.9%	$144,408,429
Energy	35.8	346,623,616
Financials	4.8	46,016,900
Health Care	9.8	94,370,452
Industrials	9.8	94,496,591
Information Technology	19.9	192,054,814
Utilities	5.0	48,883,268
	100.0%	$966,854,070

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$966,854,070	$—	$—	$966,854,070
Repurchase Agreements	—	13,450,722	—	13,450,722
Total	$966,854,070	$13,450,722	$—	$980,304,792

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Denmark: 4.7%
357,439	Novo-Nordisk AS (ADR)	$15,126,818
France: 5.0%
356,814	Sanofi SA (ADR)	16,274,287
Ireland: 6.5%
34,130	Endo International Plc (USD) *	2,461,456
36,697	Perrigo Co. Plc (USD)	6,134,271
58,857	Shire Plc (ADR)	12,509,467
		21,105,194
Israel: 4.1%
231,113	Teva Pharmaceutical Industries Ltd. (ADR)	13,291,309
Switzerland: 9.1%
315,947	Novartis AG (ADR)	29,275,649
United Kingdom: 9.3%
200,016	AstraZeneca Plc (ADR)	14,077,126
376,260	GlaxoSmithKline Plc (ADR)	16,081,352
		30,158,478
United States: 61.3%
331,917	Abbott Laboratories	14,942,903
242,138	AbbVie, Inc.	15,845,511
56,902	Actavis Plc *	14,647,144
70,097	Allergan, Inc.	14,901,921
248,435	Bristol-Myers Squibb Co.	14,665,118
207,281	Eli Lilly & Co.	14,300,316
40,294	Hospira, Inc. *	2,468,007
285,519	Johnson & Johnson	29,856,722
25,068	Mallinckrodt Plc *	2,482,484
58,201	McKesson Corp.	12,081,364
272,816	Merck & Co., Inc.	15,493,221
102,374	Mylan, Inc. *	5,770,822
681,400	Pfizer, Inc.	21,225,610
12,101	Salix Pharmaceuticals Ltd. *	1,390,889
90,168	Valeant Pharmaceuticals International, Inc. *	12,903,942
130,676	Zoetis, Inc.	5,622,988
		198,598,962
Total Common Stocks (Cost: $305,955,983)		323,830,697
MONEY MARKET FUND: 0.1% (Cost: $397,079)
397,079	Dreyfus Government Cash Management Fund	397,079
Total Investments: 100.1% (Cost: $306,353,062)		324,227,776
Liabilities in excess of other assets: (0.1)%		(430,320)
NET ASSETS: 100.0%		$323,797,456

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Health Care	4.5%	$14,563,848
Health Care Equipment	4.6	14,942,903
Pharmaceuticals	90.8	294,323,946
Money Market Fund	0.1	397,079
	100.0%	$324,227,776

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$323,830,697	$—	$—	$323,830,697
Money Market Fund	397,079	—	—	397,079
Total	$324,227,776	$—	$—	$324,227,776

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
United States: 99.9%
41,144	Amazon.com, Inc. *	$12,769,040
45,555	AmerisourceBergen Corp.	4,107,239
6,141	AutoZone, Inc. *	3,801,955
36,796	Bed Bath & Beyond, Inc. *	2,802,751
60,575	Best Buy Co., Inc.	2,361,213
69,628	Cardinal Health, Inc.	5,621,068
57,886	Costco Wholesale Corp.	8,205,340
137,775	CVS Caremark Corp.	13,269,110
68,952	Dollar General Corp. *	4,874,906
136,400	Home Depot, Inc.	14,317,908
40,491	Kohl’s Corp.	2,471,571
102,393	Kroger Co.	6,574,655
57,694	L Brands, Inc.	4,993,416
125,177	Lowe’s Cos., Inc.	8,612,178
83,272	MACY’S, Inc.	5,475,134
35,044	McKesson Corp.	7,274,434
41,753	Ross Stores, Inc.	3,935,638
129,739	Staples, Inc.	2,350,871
135,126	Sysco Corp.	5,363,151
100,470	Target Corp.	7,626,678
77,385	The Gap, Inc.	3,258,682
113,500	TJX Cos., Inc.	7,783,830
118,965	Walgreens Boots Alliance, Inc.	9,065,133
219,413	Wal-Mart Stores, Inc.	18,843,188
82,709	Whole Foods Market, Inc.	4,170,188
Total Common Stocks (Cost: $157,855,837)		169,929,277
MONEY MARKET FUND: 0.0% (Cost: $5,803)
5,803	Dreyfus Government Cash Management Fund	5,803
Total Investments: 99.9% (Cost: $157,861,640)		169,935,080
Other assets less liabilities: 0.1%		98,385
NET ASSETS: 100.0%		$170,033,465

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	51.5%	$87,435,771
Consumer Staples	38.5	65,490,765
Health Care	10.0	17,002,741
Money Market Fund	0.0	5,803
	100.0%	$169,935,080

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$169,929,277	$—	$—	$169,929,277
Money Market Fund	5,803	—	—	5,803
Total	$169,935,080	$—	$—	$169,935,080

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Bermuda: 1.5%
421,632	Marvell Technology Group Ltd. (USD)	$6,113,664
Netherlands: 9.3%
200,973	ASML Holding NV (USD)	21,670,919
211,228	NXP Semiconductors NV (USD) *	16,137,819
		37,808,738
Singapore: 4.1%
162,768	Avago Technologies Ltd. (USD)	16,372,833
Taiwan: 14.7%
2,663,102	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) †	59,600,223
United Kingdom: 4.6%
397,535	ARM Holdings Plc (ADR)	18,405,871
United States: 65.9%
635,426	Advanced Micro Devices, Inc. * †	1,696,587
258,272	Altera Corp.	9,540,568
282,433	Analog Devices, Inc.	15,680,680
762,359	Applied Materials, Inc.	18,997,986
424,039	Broadcom Corp.	18,373,610
65,607	Cree, Inc. * †	2,113,858
2,205,328	Intel Corp.	80,031,353
121,398	KLA-Tencor Corp.	8,536,707
137,685	Lam Research Corp.	10,923,928
177,814	Linear Technology Corp.	8,108,318
193,408	Maxim Integrated Products, Inc.	6,163,913
169,886	Microchip Technology, Inc.	7,663,557
579,648	Micron Technology, Inc. *	20,293,477
387,324	NVIDIA Corp.	7,765,846
397,089	ON Semiconductor Corp. *	4,022,512
185,709	Skyworks Solutions, Inc.	13,502,901
138,547	Teradyne, Inc.	2,741,845
375,626	Texas Instruments, Inc.	20,082,844
245,813	Xilinx, Inc.	10,641,245
		266,881,735
Total Common Stocks (Cost: $418,572,872)		405,183,064
MONEY MARKET FUND: 0.0% (Cost: $60,346)
60,346	Dreyfus Government Cash Management Fund	60,346
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $418,633,218)		405,243,410

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.1%
Repurchase Agreements: 6.1%
$5,854,299	Repurchase agreement dated 12/31/14 with BNP Paribas Securities Corp., 0.07%, due 1/2/15, proceeds $5,854,322; (collateralized by various U.S. government and agency obligations, 2.13% to 6.00%, due 8/15/21 to 12/20/44, valued at $5,971,385 including accrued interest)	5,854,299

5,854,299	Repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc., 0.08%, due 1/2/15, proceeds $5,854,325; (collateralized by various U.S. government and agency obligations, 1.38% to 8.00%, due 12/15/17 to 7/15/51, valued at $5,971,385 including accrued interest)	5,854,299

1,232,429	Repurchase agreement dated 12/31/14 with Credit Agricole CIB, 0.06%, due 1/2/15, proceeds $1,232,433; (collateralized by various U.S. government and agency obligations, 2.13% to 9.00%, due 11/15/18 to 2/15/38, valued at $1,257,078 including accrued interest)	1,232,429

5,854,299	Repurchase agreement dated 12/31/14 with HSBC Securities USA, Inc., 0.06%, due 1/2/15, proceeds $5,854,319; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 1/15/15 to 7/15/32, valued at $5,971,399 including accrued interest)	5,854,299

5,854,299	Repurchase agreement dated 12/31/14 with Mizuho Securities USA, Inc., 0.08%, due 1/2/15, proceeds $5,854,325; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/31/16 to 12/20/44, valued at $5,971,385 including accrued interest)	5,854,299

Total Short-term Investments Held as Collateral for Securities Loaned (Cost: $24,649,625)		24,649,625
Total Investments: 106.2% (Cost: $443,282,843)		429,893,035
Liabilities in excess of other assets: (6.2)%		(24,974,618)
NET ASSETS: 100.0%		$404,918,417

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,110,206.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Semiconductor Equipment	15.5%	$62,871,385
Semiconductors	84.5	342,311,679
Money Market Fund	0.0	60,346
	100.0%	$405,243,410

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$405,183,064	$—	$—	$405,183,064
Money Market Fund	60,346	—	—	60,346
Repurchase Agreements	—	24,649,625	—	24,649,625
Total	$405,243,410	$24,649,625	$—	$429,893,035

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended December 31, 2014.

See Notes to Schedules of Investments

MSCI EMERGING MARKETS QUALITY ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.7%
Brazil: 6.7%
22,784	Ambev SA	$140,139
4,800	BB Seguridade Participacoes SA	58,072
950	CETIP SA	11,508
3,650	Cielo SA	57,217
1,200	Estacio Participacoes SA	10,753
500	Lojas Renner SA	14,384
150	M Dias Branco SA	5,135
600	Natura Cosmeticos SA	7,189
500	Porto Seguro SA	5,718
2,100	Souza Cruz SA	15,263
550	Totvs SA	7,242
650	Tractebel Energia SA	8,272
500	Via Varejo SA *	3,907
		344,799
Chile: 0.1%
534	Cia Cervecerias Unidas SA #	5,063
China / Hong Kong: 18.3%
4,000	AAC Technologies Holdings, Inc. #	21,272
4,000	ANTA Sports Products Ltd. #	7,031
19,000	Belle International Holdings Ltd. #	21,341
16,000	Brilliance China Automotive Holdings Ltd. #	25,617
5,000	China Medical System Holdings Ltd. #	8,237
21,500	China Mobile Ltd. #	251,818
16,000	China Overseas Land & Investment Ltd. #	47,330
12,500	China Shenhua Energy Co. Ltd. #	36,885
3,400	Chongqing Changan Automobile Co. Ltd.	7,699
12,000	Dongfeng Motor Group Co. Ltd. #	16,785
20,000	Geely Automobile Holdings Ltd. #	6,323
5,000	Great Wall Motor Co. Ltd. #	28,282
10,000	Guangdong Investment Ltd.	13,024
5,000	Haier Electronics Group Co. Ltd. #	11,828
2,000	Haitian International Holdings Ltd. #	4,192
48,000	Hanergy Thin Film Power Group Ltd. †	17,393
2,500	Hengan International Group Co. Ltd. #	26,065
2,000	Kingsoft Corp. Ltd. † #	3,931
32,000	Lenovo Group Ltd. † #	41,779
2,000	Shenzhou International Group Holdings Ltd. #	6,591
17,000	Sihuan Pharmaceutical Holdings Group Ltd. #	11,307
12,000	Sino Biopharmaceutical Ltd. #	10,813
5,000	Sinopec Engineering Group Co. Ltd. #	3,365
9,500	Sun Art Retail Group Ltd. #	9,417
15,800	Tencent Holdings Ltd. #	228,603
2,000	Tsingtao Brewery Co. Ltd. #	13,490
32,000	Want Want China Holdings Ltd. † #	42,057
2,000	Zhuzhou CSR Times Electric Co. Ltd.	11,670
		934,145
Colombia: 0.3%
19,210	Ecopetrol SA	16,813
Egypt: 0.6%
4,197	Commercial International Bank Egypt SAE #	28,637
Greece: 0.2%
825	OPAP SA #	8,841
India: 11.7%
85	ACC Ltd. #	1,877
2,752	Ambuja Cements Ltd. #	9,950
1,602	Asian Paints Ltd. #	18,989
512	Aurobindo Pharma Ltd. #	9,190
458	Bajaj Auto Ltd. #	17,611
1,227	Cipla Ltd. #	12,138
2,943	Coal India Ltd. #	17,829
2,955	Dabur India Ltd. #	10,906
202	Divi’s Laboratories Ltd. #	5,513
528	Dr. Reddy’s Laboratories Ltd. #	26,992
55	GlaxoSmithKline Consumer Healthcare Ltd.	5,110
462	Godrej Consumer Products Ltd.	7,120
1,391	HCL Technologies Ltd. #	35,130
232	Hero MotoCorp Ltd. #	11,384
4,433	Hindustan Unilever Ltd. #	53,274
4,588	Infosys Ltd. #	142,355
12,956	ITC Ltd. #	75,473
125	Nestle India Ltd.	12,644
2,985	Oil and Natural Gas Corp. Ltd. #	16,064
432	Oil India Ltd. #	3,927
3,957	Sun Pharmaceuticals Industries Ltd. #	51,711
18	Tata Consultancy Services Ltd. #	729
362	Tech Mahindra Ltd. #	14,841
2,943	Wipro Ltd. #	25,568
2,304	Zee Entertainment Enterprises Ltd. #	13,840
		600,165
Indonesia: 8.2%
1,800	Astra Agro Lestari Tbk PT #	3,517
81,300	Astra International Tbk PT #	48,486
58,500	Bank Central Asia Tbk PT #	62,053
39,400	Bank Mandiri Persero Tbk PT #	34,264
28,100	Bank Negara Indonesia Persero Tbk PT #	13,769
52,600	Bank Rakyat Indonesia Tbk PT #	49,443
32,300	Bumi Serpong Damai PT #	4,688
32,000	Charoen Pokphand Indonesia Tbk PT #	9,740
1,800	Gudang Garam Tbk PT #	8,818
1,800	Indo Tambangraya Megah Tbk PT #	2,220
7,000	Indocement Tunggal Prakarsa Tbk PT #	14,124
4,700	Indofood Cbp Sukses Makmur Tbk PT #	4,956
101,900	Kalbe Farma Tbk PT #	15,023
21,400	Media Nusantara Citra Tbk PT #	4,374
56,700	Perusahaan Gas Negara Tbk PT #	27,438
14,700	Semen Gresik Persero Tbk PT #	19,191
24,700	Surya Citra Media Tbk PT #	6,970
4,100	Tambang Batubara Bukit Asam Tbk PT #	4,107
230,700	Telekomunikasi Indonesia Persero Tbk PT #	53,022
8,700	Unilever Indonesia Tbk PT #	22,566
6,700	United Tractors Tbk PT #	9,357
		418,126
Malaysia: 2.2%
3,179	Berjaya Sports Toto Bhd #	3,186
650	British American Tobacco Malaysia Bhd #	12,039
14,800	DiGi.com Bhd #	26,071
13,000	IOI Corp. Bhd #	17,841
8,300	Maxis Bhd #	16,209
10,100	Petronas Chemicals Group Bhd #	15,708
1,000	Petronas Dagangan Bhd #	4,901
2,700	Petronas Gas Bhd	17,112
		113,067
Mexico: 2.7%
4,600	Compartamos, SAB de CV	9,253
3,000	Genomma Lab Internacional, SAV de CV *	5,711
2,700	Grupo Carso, SAB de CV	13,297
9,600	Grupo Financiero Inbursa, SAB de CV	24,802
2,550	Grupo Lala, SAB de CV	4,918
6,850	Kimberly-Clark de Mexico, SAB de CV	14,913
1,050	Promotora y Operadora de Infraestructura, SAB de CV *	12,637
23,900	Wal-Mart de Mexico, SAB de CV	51,433
		136,964
Philippines: 1.2%
14,400	DMCI Holdings, Inc. #	5,036
1,850	Jollibee Foods Corp. #	8,844
46,000	Megaworld Corp. #	4,753
420	Philippine Long Distance Telephone Co. #	27,104
3,470	Universal Robina Corp. #	15,129
		60,866
Poland: 1.1%
342	Eurocash SA #	3,648
5	LPP SA #	10,115
106	NG2 SA #	3,973
266	Powszechny Zaklad Ubezpieczen SA #	36,185
		53,921
Qatar: 0.8%
214	Gulf International Services QSC #	5,725
676	Industries Qatar QSC #	30,785
120	Qatar Electricity & Water Co. QSC #	6,081
		42,591
Russia: 2.8%
7,235	Alrosa AO (USD) * #	7,444
1,230	Magnit OAO (GDR) Reg S	55,587
446	MegaFon OAO (GDR) # Reg S	6,078
2,323	Mobile TeleSystems OJSC (ADR)	16,679
5,541	Moscow Exchange (USD) #	5,410
393	Novatek OAO (GDR) # Reg S	30,605
5,815	Tatneft OAO (USD) * #	22,033
		143,836
South Africa: 11.9%
404	African Rainbow Minerals Ltd. #	4,137
160	Assore Ltd. #	2,053
1,165	Bidvest Group Ltd. #	30,455
1,284	Coronation Fund Managers Ltd. #	12,706
1,368	Discovery Ltd. #	13,097
14,467	FirstRand Ltd. #	62,886
932	Foschini Group Ltd. #	10,699
351	Kumba Iron Ore Ltd. #	7,258
4,822	Life Healthcare Group Holdings Ltd. #	17,812
471	Massmart Holdings Ltd. #	5,772
1,387	Mr. Price Group Ltd. #	28,055
7,213	MTN Group Ltd. #	137,198
3,600	Netcare Ltd. #	11,764
997	Pick n Pay Stores Ltd. #	4,509
3,127	RMB Holdings Ltd. #	17,267
8,284	Sanlam Ltd. #	49,843
2,502	Sasol Ltd. #	93,374
2,021	Shoprite Holdings Ltd. #	29,247
969	Spar Group Ltd. #	13,454
591	Tiger Brands Ltd. #	18,729
2,250	Truworths International Ltd. #	14,940
1,981	Vodacom Group Ltd. #	21,919
		607,174
South Korea: 11.3%
12	Amorepacific Corp. #	24,226
360	Cheil Worldwide, Inc. *	5,633
159	Dongbu Insurance Co. Ltd. #	7,940
162	Halla Visteon Climate Control Corp. #	7,137
55	Hyundai Glovis Co. Ltd. #	14,554
266	Hyundai Mobis Co. Ltd. #	56,910
62	Hyundai Wia Corp. #	9,912
454	Kangwon Land, Inc. #	12,514
101	KEPCO Plant Service & Engineering Co. Ltd. #	7,320
395	KT&G Corp. #	27,426
37	LG Household & Health Care Ltd.	20,972
157	NAVER Corp. #	100,548
59	NCsoft Corp. #	9,676
211	Samsung Electronics Co. Ltd. #	253,674
237	Woongjin Coway Co. Ltd. #	18,072
		576,514
Spain: 0.1%
714	Cemex Latam Holdings SA (COP) *	4,807
Taiwan: 13.0%
1,099	Advantech Co. Ltd. #	8,068
3,000	Asustek Computer, Inc. #	32,733
2,010	Chicony Electronics Co. Ltd. #	5,597
8,000	Delta Electronics, Inc. #	47,274
1,040	Eclat Textile Co. Ltd. #	10,452
6,000	Far EasTone Telecommunications Co. Ltd. #	13,823
1,000	Giant Manufacturing Co. Ltd. #	8,837
10,000	Inotera Memories, Inc. * #	15,690
1,000	Largan Precision Co. Ltd. #	74,856
6,000	MediaTek, Inc. #	87,225
1,050	Merida Industry Co. Ltd. #	7,090
3,000	Novatek Microelectronics Corp. Ltd. #	16,764
1,000	Phison Electronics Corp. #	6,861
3,000	President Chain Store Corp. #	23,171
2,000	Radiant Opto-Electronics Corp. #	6,368
1,000	Simplo Technology Co. Ltd. #	4,928
1,090	Standard Foods Corp. #	2,415
8,000	Taiwan Mobile Co. Ltd. #	26,416
60,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	264,328
1,000	Transcend Information, Inc. #	3,103
		665,999
Thailand: 1.3%
5,500	Advanced Info Service PCL (NVDR) #	41,707
5,700	BEC World PCL (NVDR) #	8,822
1,600	Bumrungrad Hospital PCL (NVDR) #	6,827
2,200	Delta Electronics Thailand PCL (NVDR) #	4,696
14,812	Home Product Center PCL (NVDR) #	3,707
		65,759
Turkey: 0.8%
1,256	BIM Birlesik Magazalar AS #	26,823
249	Ford Otomotiv Sanayi AS #	3,457
533	Tupras-Turkiye Petrol Rafinerileri AS #	12,593
		42,873
United States: 0.4%
649	Southern Copper Corp.	18,302
Total Common Stocks (Cost: $4,781,300)		4,889,262
PREFERRED STOCKS: 2.3%
Brazil: 1.4%
550	AES Tiete SA	3,749
3,250	Cia Energetica de Minas Gerais	16,065
14,100	Itausa - Investimentos Itau SA	49,808
		69,622
Chile: 0.2%
379	Sociedad Quimica y Minera de Chile SA #	9,182
South Korea: 0.7%
39	Samsung Electronics Co. Ltd. #	36,682
Total Preferred Stocks (Cost: $127,131)		115,486
PARTICIPATORY NOTE: 2.2% (Cost: $101,929)
Luxembourg: 2.2%
2,753	Merrill Lynch Intl & Co. Tata Consultancy Services Ltd., 01/08/19 (USD)	111,471
MONEY MARKET FUND: 0.6% (Cost: $33,758)
33,758	Dreyfus Government Cash Management Fund	33,758
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $5,044,118)		5,149,977

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9% (Cost: $96,305)
Repurchase Agreement: 1.9%
$96,305	Repurchase agreement dated 12/31/14 with Barclays Capital, 0.05%, due 1/2/15, proceeds $96,305; (collateralized by various U.S. government and agency obligations, 1.50% to 2.13%, due 8/31/18 to 6/30/21, valued at $98,231 including accrued interest)	96,305

Total Investments: 102.7% (Cost: $5,140,423)		5,246,282
Liabilities in excess of other assets: (2.7)%		(139,953)
NET ASSETS: 100.0%		$5,106,329

ADR	American Depositary Receipt
COP	Colombian Peso
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $89,668.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,222,798 which represents 82.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	9.8%	$504,402
Consumer Staples	16.5	850,194
Energy	5.2	267,076
Financials	11.8	609,432
Health Care	3.7	193,038
Industrials	2.8	142,668
Information Technology	32.7	1,686,602
Materials	2.6	133,022
Telecommunication Services	12.4	638,044
Utilities	1.8	91,741
Money Market Fund	0.7	33,758
	100.0%	$5,149,977

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$344,799	$—	$—	$344,799
Chile	—	5,063	—	5,063
China / Hong Kong	49,786	884,359	—	934,145
Colombia	16,813	—	—	16,813
Egypt	—	28,637	—	28,637
Greece	—	8,841	—	8,841
India	24,874	575,291	—	600,165
Indonesia	—	418,126	—	418,126
Malaysia	17,112	95,955	—	113,067
Mexico	136,964	—	—	136,964
Philippines	—	60,866	—	60,866
Poland	—	53,921	—	53,921
Qatar	—	42,591	—	42,591
Russia	72,266	71,570	—	143,836
South Africa	—	607,174	—	607,174
South Korea	26,605	549,909	—	576,514
Spain	4,807	—	—	4,807
Taiwan	—	665,999	—	665,999
Thailand	—	65,759	—	65,759
Turkey	—	42,873	—	42,873
United States	18,302	—	—	18,302
Preferred Stocks
Brazil	69,622	—	—	69,622
Chile	—	9,182	—	9,182
South Korea	—	36,682	—	36,682
Participatory Note*	111,471	—	—	111,471
Money Market Fund	33,758	—	—	33,758
Repurchase Agreement	—	96,305	—	96,305
Total	$927,179	$4,319,103	$—	$5,246,282

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2014, transfers of securities from Level 1 to Level 2 were $84,211 and transfers from Level 2 to Level 1 were $260,388. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

MSCI EMERGING MARKETS QUALITY DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.9%
Brazil: 5.1%
3,850	BB Seguridade Participacoes SA #	$46,579
9,950	BM&F Bovespa SA	36,870
4,850	CCR SA	28,116
1,150	CETIP SA	13,930
1,900	Cia de Saneamento Basico do Estado de Sao Paulo	12,158
3,900	Cielo SA	61,136
1,650	Duratex SA	4,984
950	Natura Cosmeticos SA	11,383
1,300	Odontoprev SA	4,822
600	Porto Seguro SA	6,862
900	Tractebel Energia SA	11,454
500	Transmissora Alianca de Energia Eletrica SA	3,544
		241,838
Chile: 0.5%
130,533	Banco de Chile #	15,137
652	Entel Chile SA	6,550
		21,687
China / Hong Kong: 36.8%
119,000	Agricultural Bank of China Ltd. #	59,851
6,000	ANTA Sports Products Ltd. #	10,547
438,000	Bank of China Ltd. #	245,830
14,000	China Communications Services Corp. Ltd. #	6,546
335,000	China Construction Bank Corp. #	273,615
34,400	China Minsheng Banking Corp. Ltd. #	44,971
20,500	China Mobile Ltd. #	240,105
140,000	China Petroleum & Chemical Corp. #	113,375
18,500	China Shenhua Energy Co. Ltd. #	54,590
7,300	China Vanke Co. Ltd. * #	16,194
99,000	CNOOC Ltd. #	133,861
10,000	COSCO Pacific Ltd. #	14,162
27,733	Country Garden Holdings Co. Ltd. #	11,066
5,600	Guangzhou R&F Properties Co. Ltd. † #	6,818
378,000	Industrial & Commercial Bank of China Ltd. #	276,006
7,000	Intime Retail Group Co. Ltd. #	5,062
6,000	Jiangsu Expressway Co. Ltd. #	7,144
7,000	Jiangxi Copper Co. Ltd. (Class H) #	11,948
8,000	Lee & Man Paper Manufacturing Ltd. #	4,467
116,000	PetroChina Co. Ltd. (Class H) #	128,767
20,000	PICC Property & Casualty Co. Ltd. #	38,594
7,500	Shimao Property Holdings Ltd. #	16,609
18,500	Sino-Ocean Land Holdings Ltd. #	10,431
6,500	Sinopec Engineering Group Co. Ltd. #	4,375
10,000	Soho China Ltd. #	7,053
37,240	Yuexiu Property Co. Ltd. #	7,126
		1,749,113
Colombia: 0.6%
27,217	Ecopetrol SA	23,821
4,511	Isagen SA ESP	5,628
		29,449
Czech Republic: 0.4%
84	Komercni Banka AS #	17,279
Hungary: 0.2%
231	MOL Hungarian Oil & Gas Plc #	10,163
India: 1.3%
2,482	Cairn India Ltd. #	9,458
2,787	Coal India Ltd. #	16,884
9,097	NTPC Ltd. #	20,684
663	Oil India Ltd. #	6,027
1,634	Rural Electrification Corp. Ltd. #	8,624
		61,677
Indonesia: 1.2%
79,400	Adaro Energy Tbk PT #	6,625
2,200	Indo Tambangraya Megah Tbk PT #	2,713
8,100	Indocement Tunggal Prakarsa Tbk PT #	16,344
60,200	Perusahaan Gas Negara Tbk PT #	29,132
4,400	Tambang Batubara Bukit Asam Tbk PT #	4,407
		59,221
Malaysia: 4.7%
6,000	Alliance Financial Group Bhd #	8,063
10,800	AMMB Holdings Bhd #	20,282
14,200	Axiata Group Bhd #	28,581
700	British American Tobacco Malaysia Bhd #	12,965
17,200	DiGi.com Bhd #	30,299
7,000	Felda Global Ventures Holdings Bhd #	4,351
16,000	IOI Corp. Bhd #	21,958
2,300	Lafarge Malaysia Bhd	6,420
25,250	Malayan Banking Bhd #	66,125
6,072	Telekom Malaysia Bhd #	11,920
3,200	UMW Holdings Bhd #	10,046
		221,010
Mexico: 0.8%
10,100	Grupo Financiero Santander Mexico, SAB de CV	21,132
8,450	Kimberly-Clark de Mexico, SAB de CV	18,397
		39,529
Philippines: 0.2%
8,100	Aboitiz Power Corp. #	7,704
Poland: 2.7%
180	Bank Handlowy w Warszawie SA #	5,391
724	Bank Pekao SA #	36,268
1,142	Energa SA #	7,403
4,641	Polska Grupa Energetyczna SA #	24,459
310	Powszechny Zaklad Ubezpieczen SA #	42,170
2,920	Synthos SA #	3,368
5,800	Tauron Polska Energia SA #	8,175
		127,234
Qatar: 2.1%
834	Industries Qatar QSC #	37,980
152	Qatar Electricity & Water Co. QSC #	7,703
965	Qatar National Bank SAQ #	56,060
		101,743
Russia: 7.8%
65,293	Gazprom OAO (USD) * #	141,721
2,815	Lukoil OAO (USD) * #	103,091
513	MegaFon OAO (GDR) # Reg S	6,991
306	MMC Norilsk Nickel OJSC (USD) * #	40,999
2,850	Mobile TeleSystems OJSC (ADR)	20,463
7,542	Moscow Exchange (USD) #	7,364
6,288	Rosneft OAO (USD) * #	20,283
7,812	Tatneft OAO (USD) * #	29,600
		370,512
South Africa: 16.0%
598	African Rainbow Minerals Ltd. #	6,123
1,871	Barclays Africa Group Ltd. #	29,254
1,254	Coronation Fund Managers Ltd. #	12,409
790	Exxaro Resources Ltd. #	7,050
17,105	FirstRand Ltd. #	74,353
1,102	Foschini Group Ltd. #	12,650
1,032	Imperial Holdings Ltd. #	16,429
355	Kumba Iron Ore Ltd. #	7,341
5,628	MMI Holdings Ltd. #	14,598
9,176	MTN Group Ltd. #	174,536
3,285	Nampak Ltd. #	12,346
1,102	Nedbank Group Ltd. #	23,598
3,005	PPC Ltd. #	7,132
3,894	RMB Holdings Ltd. #	21,503
10,158	Sanlam Ltd. #	61,118
3,051	Sasol Ltd. #	113,862
908	Spar Group Ltd. #	12,607
6,695	Standard Bank Group Ltd. #	82,507
2,098	Truworths International Ltd. #	13,931
2,052	Vodacom Group Ltd. #	22,704
5,130	Woolworths Holdings Ltd. #	34,018
		760,069
South Korea: 1.2%
606	KT&G Corp. #	42,077
53	SK Telecom Co. Ltd. #	12,963
		55,040
Taiwan: 11.3%
35,000	Advanced Semiconductor Engineering, Inc. #	41,567
12,240	Asia Cement Corp. #	15,073
4,000	Asustek Computer, Inc. #	43,644
9,000	Cheng Shin Rubber Industry Co. Ltd. #	21,124
3,015	Chicony Electronics Co. Ltd. #	8,396
3,000	China Motor Corp. #	2,650
21,000	Chunghwa Telecom Co. Ltd. #	62,245
10,000	Delta Electronics, Inc. #	59,092
17,340	Far Eastern New Century Corp. #	17,150
9,000	Far EasTone Telecommunications Co. Ltd. #	20,734
13,000	Inventec Corp. #	8,694
12,060	Lite-On Technology Corp. #	13,777
3,000	Novatek Microelectronics Corp. Ltd. #	16,764
1,000	Phison Electronics Corp. #	6,862
15,000	Quanta Computer, Inc. #	37,367
2,000	Radiant Opto-Electronics Corp. #	6,368
3,000	Realtek Semiconductor Corp. #	9,962
4,000	Ruentex Development Co. Ltd. #	6,322
3,000	Ruentex Industries Ltd. #	6,291
2,000	Simplo Technology Co. Ltd. #	9,857
7,000	Synnex Technology International Corp. #	10,138
18,000	Taiwan Cement Corp. #	24,607
9,000	Taiwan Mobile Co. Ltd. #	29,717
10,000	Teco Electric and Machinery Co. Ltd. #	9,456
1,000	Transcend Information, Inc. #	3,103
12,260	Wistron Corp. #	11,045
8,000	WPG Holdings Ltd. #	9,288
48,000	Yuanta Financial Holding Co. Ltd. #	23,281
		534,574
Thailand: 4.1%
5,700	Advanced Info Service PCL (NVDR) #	43,224
1,400	Bangkok Bank PCL #	8,318
1,700	Bangkok Bank PCL (NVDR) #	9,985
5,400	BEC World PCL (NVDR) #	8,357
2,800	Delta Electronics Thailand PCL (NVDR) #	5,977
2,800	Glow Energy PCL (NVDR) #	7,529
19,300	Krung Thai Bank PCL (NVDR) #	13,241
7,700	PTT Exploration & Production PCL (NVDR) #	26,075
9,200	PTT Global Chemical PCL (NVDR) #	14,275
5,500	PTT PCL (NVDR) #	53,879
4,500	Thai Oil PCL (NVDR) #	5,726
		196,586
Turkey: 0.3%
1,305	Arcelik AS #	8,344
690	Tofas Turk Otomobil Fabrikasi AS #	4,696
		13,040
United Arab Emirates: 0.6%
5,452	Dubai Islamic Bank #	10,011
4,303	First Gulf Bank PJSC #	19,765
		29,776
Total Common Stocks (Cost: $4,875,659)		4,647,244
PREFERRED STOCKS: 2.3%
Brazil: 1.9%
4,150	Cia Energetica de Minas Gerais	20,514
550	Cia Paranaense de Energia	7,428
17,600	Itausa - Investimentos Itau SA	62,171
		90,113
Russia: 0.4%
38,237	Surgutneftegas OJSC (USD) * #	18,421
Total Preferred Stocks (Cost: $135,325)		108,534
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $5,010,984)		4,755,778

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1% (Cost: $6,552)
Repurchase Agreement: 0.1%
$6,552	Repurchase agreement dated 12/31/14 with Citigroup Global Markets, Inc., 0.08%, due 1/2/15, proceeds $6,552; (collateralized by various U.S. government and agency obligations, 1.38% to 8.00%, due 12/15/17 to 7/15/51, valued at $6,683 including accrued interest)	6,552

Total Investments: 100.3% (Cost: $5,017,536)		4,762,330
Liabilities in excess of other assets: (0.3)%		(16,538)
NET ASSETS: 100.0%		$4,745,792

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,136.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,367,995 which represents 92.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.2%	$154,145
Consumer Staples	2.6	123,738
Energy	21.7	1,030,399
Financials	39.8	1,894,734
Health Care	0.1	4,822
Industrials	2.5	118,383
Information Technology	7.6	363,037
Materials	3.7	175,427
Telecommunication Services	15.1	717,578
Utilities	3.7	173,515
	100.0%	$4,755,778

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$195,259	$46,579	$—	$241,838
Chile	6,550	15,137	—	21,687
China / Hong Kong	—	1,749,113	—	1,749,113
Colombia	29,449	—	—	29,449
Czech Republic	—	17,279	—	17,279
Hungary	—	10,163	—	10,163
India	—	61,677	—	61,677
Indonesia	—	59,221	—	59,221
Malaysia	6,420	214,590	—	221,010
Mexico	39,529	—	—	39,529
Philippines	—	7,704	—	7,704
Poland	—	127,234	—	127,234
Qatar	—	101,743	—	101,743
Russia	20,463	350,049	—	370,512
South Africa	—	760,069	—	760,069
South Korea	—	55,040	—	55,040
Taiwan	—	534,574	—	534,574
Thailand	—	196,586	—	196,586
Turkey	—	13,040	—	13,040
United Arab Emirates	—	29,776	—	29,776
Preferred Stocks
Brazil	90,113	—	—	90,113
Russia	—	18,421	—	18,421
Repurchase Agreement	—	6,552	—	6,552
Total	$387,783	$4,374,547	$—	$4,762,330

During the period ended December 31, 2014, transfers of securities from Level 1 to Level 2 were $68,315. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Australia: 5.4%
3,029	BHP Billiton Ltd. #	$71,785
1,939	BHP Billiton Plc (GBP) #	41,573
1,504	Brambles Ltd. #	12,987
64	Cochlear Ltd. #	4,047
639	CSL Ltd. #	44,994
60	Flight Centre Travel Group Ltd. #	1,592
1,897	Fortescue Metals Group Ltd. #	4,175
121	Ramsay Health Care Ltd. #	5,623
79	REA Group Ltd. #	2,903
346	Seek Ltd. #	4,836
5,007	Telstra Corp. Ltd. #	24,366
289	TPG Telecom Ltd. #	1,585
1,428	Woolworths Ltd. #	35,570
		256,036
Belgium: 0.2%
163	Belgacom SA #	5,914
77	Colruyt SA #	3,580
		9,494
Brazil: 2.0%
5,768	Ambev SA	35,478
1,200	BB Seguridade Participacoes SA	14,518
850	CCR SA	4,928
250	CETIP SA	3,028
950	Cielo SA	14,892
300	Estacio Participacoes SA	2,688
150	Lojas Renner SA	4,315
50	M Dias Branco SA	1,712
150	Natura Cosmeticos SA	1,797
100	Porto Seguro SA	1,144
550	Souza Cruz SA	3,997
150	Totvs SA	1,975
150	Tractebel Energia SA	1,909
150	Via Varejo SA *	1,172
270	WEG SA	3,108
		96,661
Canada: 3.5%
413	Alimentation Couche Tard, Inc.	17,362
847	Canadian National Railway Co.	58,517
449	Canadian Oil Sands Ltd.	4,039
271	CI Financial Corp.	7,555
174	Dollarama, Inc.	8,923
114	Gildan Activewear, Inc.	6,466
293	Imperial Oil Ltd.	12,661
82	Metro, Inc.	6,605
782	Potash Corp of Saskatchewan, Inc.	27,729
230	Restaurant Brands International, Inc. *	9,035
243	Saputo, Inc.	7,326
		166,218
Chile: 0.0%
136	Cia Cervecerias Unidas SA #	1,289
China / Hong Kong: 8.6%
1,000	AAC Technologies Holdings, Inc. #	5,318
1,000	America Movil, SAB de CV #	1,758
1,000	Anhui Conch Cement Co. Ltd. #	3,702
5,000	Belle International Holdings Ltd. #	5,616
4,000	Brilliance China Automotive Holdings Ltd. #	6,404
1,000	Cheung Kong Infrastructure Holdings Ltd. #	7,354
2,000	China Communications Services Corp. Ltd. #	935
1,000	China Medical System Holdings Ltd. #	1,647
6,000	China Mobile Ltd. #	70,275
4,000	China Overseas Land & Investment Ltd. #	11,833
3,000	China Shenhua Energy Co. Ltd. #	8,853
900	Chongqing Changan Automobile Co. Ltd.	2,038
16,000	CNOOC Ltd. #	21,634
2,000	Dongfeng Motor Group Co. Ltd. #	2,798
3,000	Galaxy Entertainment Group Ltd. #	16,670
5,000	Geely Automobile Holdings Ltd. #	1,581
1,500	Great Wall Motor Co. Ltd. #	8,484
2,000	Guangdong Investment Ltd.	2,605
1,000	Haier Electronics Group Co. Ltd. #	2,366
1,000	Haitian International Holdings Ltd. #	2,096
12,000	Hanergy Thin Film Power Group Ltd. †	4,348
700	Hang Seng Bank Ltd. #	11,634
500	Hengan International Group Co. Ltd. #	5,213
1,200	Hong Kong Exchanges and Clearing Ltd. #	26,491
1,000	Kingsoft Corp. Ltd. † #	1,965
8,000	Lenovo Group Ltd. † #	10,445
1,500	Power Assets Holdings Ltd. #	14,502
3,200	Sands China Ltd. #	15,578
1,000	Shenzhou International Group Holdings Ltd. #	3,295
4,000	Sihuan Pharmaceutical Holdings Group Ltd. #	2,661
4,000	Sino Biopharmaceutical Ltd. #	3,604
1,000	Sinopec Engineering Group Co. Ltd. #	673
3,000	SJM Holdings Ltd. #	4,743
2,500	Sun Art Retail Group Ltd. #	2,478
6,600	Tencent Holdings Ltd. #	95,492
8,000	Want Want China Holdings Ltd. † #	10,514
2,000	Wynn Macau Ltd. #	5,580
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,812
500	Zhuzhou CSR Times Electric Co. Ltd.	2,918
		407,913
Colombia: 0.1%
4,930	Ecopetrol SA	4,315
Denmark: 3.6%
164	Coloplast AS #	13,726
2,993	Novo Nordisk AS #	126,618
277	Novozymes AS #	11,661
162	Pandora AS #	13,133
21	Tryg AS #	2,347
25	William Demant Holding AS *	1,902
		169,387
Egypt: 0.2%
1,066	Commercial International Bank Egypt SAE #	7,273
Finland: 0.8%
149	Elisa OYJ #	4,067
463	Kone OYJ #	21,079
138	Orion Oyj #	4,292
160	Wartsila OYJ Abp #	7,161
		36,599
France: 2.2%
255	Bureau Veritas SA #	5,650
118	Dassault Systemes #	7,196
190	Essilor International SA #	21,189
254	Legrand SA #	13,324
245	L’Oreal SA #	41,006
179	Publicis Groupe SA #	12,837
31	Societe BIC SA	4,121
		105,323
Germany: 2.7%
103	Beiersdorf AG #	8,363
103	Continental AG #	21,725
115	Henkel AG & Co. KGaA #	11,140
59	Hugo Boss AG #	7,218
969	SAP SE #	67,664
254	TUI AG (GBP) *	4,083
144	United Internet AG #	6,486
		126,679
Greece: 0.0%
210	OPAP SA #	2,250
India: 4.0%
22	ACC Ltd. #	486
694	Ambuja Cements Ltd. #	2,509
405	Asian Paints Ltd. #	4,801
137	Aurobindo Pharma Ltd. #	2,459
116	Bajaj Auto Ltd. #	4,460
312	Cipla Ltd. #	3,086
743	Coal India Ltd. #	4,501
749	Dabur India Ltd. #	2,764
51	Divi’s Laboratories Ltd. #	1,392
135	Dr. Reddy’s Laboratories Ltd. #	6,901
280	GAIL India Ltd. #	1,965
14	GlaxoSmithKline Consumer Healthcare Ltd.	1,301
119	Godrej Consumer Products Ltd.	1,834
352	HCL Technologies Ltd. #	8,890
59	Hero MotoCorp Ltd. #	2,895
1,119	Hindustan Unilever Ltd. #	13,448
1,158	Infosys Ltd. #	35,930
3,272	ITC Ltd. #	19,061
32	Nestle India Ltd.	3,237
758	Oil and Natural Gas Corp. Ltd. #	4,079
111	Oil India Ltd. #	1,009
1,002	Sun Pharmaceuticals Industries Ltd. #	13,094
699	Tata Consultancy Services Ltd. #	28,303
722	Tata Motors Ltd. #	5,648
91	Tech Mahindra Ltd. #	3,731
745	Wipro Ltd. #	6,472
582	Zee Entertainment Enterprises Ltd #	3,496
		187,752
Indonesia: 2.2%
400	Astra Agro Lestari Tbk PT #	782
21,000	Astra International Tbk PT #	12,524
14,800	Bank Central Asia Tbk PT #	15,699
10,000	Bank Mandiri Persero Tbk PT #	8,696
7,200	Bank Negara Indonesia Persero Tbk PT #	3,528
13,400	Bank Rakyat Indonesia Tbk PT #	12,596
8,300	Bumi Serpong Damai PT #	1,205
8,100	Charoen Pokphand Indonesia Tbk PT #	2,466
500	Gudang Garam Tbk PT #	2,449
500	Indo Tambangraya Megah Tbk PT #	617
1,800	Indocement Tunggal Prakarsa Tbk PT #	3,632
1,200	Indofood Cbp Sukses Makmur Tbk PT #	1,265
25,700	Kalbe Farma Tbk PT #	3,789
5,400	Media Nusantara Citra Tbk PT #	1,104
14,500	Perusahaan Gas Negara Tbk PT #	7,017
3,700	Semen Gresik Persero Tbk PT #	4,830
6,300	Surya Citra Media Tbk PT #	1,778
1,000	Tambang Batubara Bukit Asam Tbk PT #	1,002
58,700	Telekomunikasi Indonesia Persero Tbk PT #	13,491
2,200	Unilever Indonesia Tbk PT #	5,706
1,700	United Tractors Tbk PT #	2,374
		106,550
Ireland: 1.4%
168	Kerry Group Plc #	11,606
752	Shire Plc (GBP) #	53,339
		64,945
Japan: 2.7%
100	Calbee, Inc. #	3,441
100	Colopl, Inc. #	2,245
100	Daito Trust Construction Co. Ltd. #	11,333
600	Fuji Heavy Industries Ltd. #	21,211
200	Japan Airlines Co. Ltd. #	5,924
1,100	Japan Tobacco, Inc. #	30,246
400	JGC Corp. #	8,227
200	Kakaku.com, Inc. #	2,859
100	Lawson, Inc. #	6,037
200	M3, Inc. #	3,343
600	Mitsubishi Motors Corp. #	5,476
50	Nitori Holdings Co. Ltd. #	2,684
100	Oracle Corp. #	4,071
100	Park24 Co. Ltd. #	1,471
100	Sanrio Co. Ltd. #	2,468
100	Sysmex Corp. #	4,434
100	Trend Micro, Inc. * #	2,761
200	USS Co. Ltd. #	3,070
1,600	Yahoo Japan Corp. #	5,729
		127,030
Luxembourg: 0.2%
45	RTL Group SA #	4,291
436	Tenaris SA #	6,588
		10,879
Malaysia: 0.6%
841	Berjaya Sports Toto Bhd #	843
200	British American Tobacco Malaysia Bhd #	3,704
3,800	DiGi.com Bhd #	6,694
3,400	IOI Corp. Bhd #	4,666
2,200	Maxis Bhd #	4,296
2,500	Petronas Chemicals Group Bhd #	3,888
200	Petronas Dagangan Bhd #	980
700	Petronas Gas Bhd	4,436
		29,507
Mexico: 1.8%
30,850	America Movil, SAB de CV	34,325
400	Arca Continental, SAB de CV	2,533
1,200	Compartamos, SAB de CV	2,414
150	El Puerto de Liverpool, SAB de CV	1,505
750	Genomma Lab Internacional, SAB de CV *	1,428
200	Grupo Aeroportuario del Sureste, SAB de CV	2,646
700	Grupo Carso, SAB de CV	3,447
2,450	Grupo Financiero Inbursa, SAB de CV	6,330
650	Grupo Lala, SAB de CV	1,254
3,450	Grupo Mexico, SAB de CV	10,022
1,800	Kimberly-Clark de Mexico, SAB de CV	3,919
250	Promotora y Operadora de Infraestructura, SAB de CV *	3,009
6,050	Wal-Mart de Mexico, SAB de CV	13,020
		85,852
New Zealand: 0.1%
411	Ryman Healthcare Ltd. #	2,732
Norway: 0.1%
212	Gjensidige Forsikring ASA #	3,439
Philippines: 0.3%
3,720	DMCI Holdings, Inc. #	1,301
470	Jollibee Foods Corp. #	2,247
12,000	Megaworld Corp. #	1,240
110	Philippine Long Distance Telephone Co. #	7,099
890	Universal Robina Corp. #	3,880
		15,767
Poland: 0.3%
88	Eurocash SA #	939
1	LPP SA #	2,023
27	NG2 SA #	1,012
68	Powszechny Zaklad Ubezpieczen SA #	9,250
		13,224
Portugal: 0.1%
300	Jeronimo Martins, SGPS SA #	3,006
Qatar: 0.4%
55	Gulf International Services QSC #	1,471
171	Industries Qatar QSC #	7,787
31	Qatar Electricity & Water Co. QSC #	1,571
161	Qatar National Bank SAQ #	9,353
		20,182
Russia: 0.8%
1,879	Alrosa AO (USD) * #	1,933
315	Magnit OAO (GDR) # Reg S	14,236
115	MegaFon OAO (GDR) # Reg S	1,567
605	Mobile TeleSystems OJSC (ADR)	4,344
1,391	Moscow Exchange (USD) #	1,358
101	Novatek OAO (GDR) # Reg S	7,865
1,476	Tatneft OAO (USD) * #	5,593
		36,896
Singapore: 0.9%
1,000	Keppel Corp. Ltd. #	6,663
1,000	Sembcorp Industries Ltd. #	3,348
1,000	Sembcorp Marine Ltd. #	2,453
1,000	Singapore Exchange Ltd. #	5,877
2,000	Singapore Technologies Engineering Ltd. #	5,117
7,000	Singapore Telecommunications Ltd. #	20,540
		43,998
South Africa: 3.3%
103	African Rainbow Minerals Ltd. #	1,055
41	Assore Ltd. #	526
299	Bidvest Group Ltd. #	7,816
326	Coronation Fund Managers Ltd. #	3,226
346	Discovery Ltd. #	3,312
3,665	FirstRand Ltd. #	15,931
237	Foschini Group Ltd. #	2,721
168	Imperial Holdings Ltd. #	2,674
90	Kumba Iron Ore Ltd. #	1,861
1,237	Life Healthcare Group Holdings Ltd. #	4,569
121	Massmart Holdings Ltd. #	1,483
350	Mr. Price Group Ltd. #	7,079
1,843	MTN Group Ltd. #	35,055
936	Netcare Ltd. #	3,059
258	Pick n Pay Stores Ltd. #	1,167
244	Resilient Property Income Fund Ltd.	1,771
791	RMB Holdings Ltd. #	4,368
2,101	Sanlam Ltd. #	12,641
634	Sasol Ltd. #	23,661
513	Shoprite Holdings Ltd. #	7,424
244	Spar Group Ltd. #	3,388
151	Tiger Brands Ltd. #	4,785
567	Truworths International Ltd. #	3,765
505	Vodacom Group Ltd. #	5,588
		158,925
South Korea: 4.8%
91	Cheil Worldwide, Inc. *	1,424
40	Dongbu Insurance Co. Ltd. #	1,998
41	Halla Visteon Climate Control Corp. #	1,806
14	Hyundai Glovis Co. Ltd. #	3,705
68	Hyundai Mobis Co. Ltd. #	14,548
16	Hyundai Wia Corp. #	2,558
114	Kangwon Land, Inc. #	3,142
25	KEPCO Plant Service & Engineering Co. Ltd. #	1,812
247	Kia Motors Corp. #	11,736
7	Korea Zinc Co. Ltd. #	2,559
100	KT&G Corp. #	6,943
10	LG Household & Health Care Ltd.	5,668
40	NAVER Corp. #	25,617
15	NCsoft Corp. #	2,460
17	S-1 Corp. #	1,097
114	Samsung Electronics Co. Ltd. #	137,056
61	Woongjin Coway Co. Ltd. #	4,651
		228,780
Spain: 0.9%
179	Cemex Latam Holdings SA (COP) *	1,205
1,416	Inditex SA #	40,392
257	Zardoya Otis SA #	2,850
		44,447
Sweden: 2.9%
331	Alfa Laval AB #	6,233
300	Assa Abloy AB #	15,779
805	Atlas Copco AB #	22,306
468	Atlas Copco AB #	11,930
326	Elekta AB	3,319
1,408	Hennes & Mauritz AB #	58,251
122	ICA Gruppen AB † #	4,731
294	Investment AB Kinnevik #	9,521
356	Skanska AB #	7,612
		139,682
Switzerland: 14.9%
1,997	ABB Ltd. #	42,276
140	Actelion Ltd. #	16,126
1	Chocoladefabriken Lindt & Sprungli AG #	4,947
528	Cie Financiere Richemont SA #	46,838
10	EMS-Chemie Holding AG #	4,050
52	Geberit AG #	17,601
72	Kuehne + Nagel International AG #	9,786
3,095	Nestle SA #	225,754
25	Partners Group Holding AG #	7,277
848	Roche Holding AG #	229,886
50	Schindler Holding AG - Participation Certificate #	7,222
23	Schindler Holding AG - Registered Shares #	3,299
7	SGS SA #	14,302
23	Swisscom AG #	12,076
91	Syngenta AG #	29,287
34	The Swatch Group AG - Bearer Shares #	15,113
55	The Swatch Group AG - Registered Shares #	4,749
259	Wolseley Plc (GBP) #	14,814
		705,403
Taiwan: 4.3%
1,000	Asustek Computer, Inc. #	10,911
1,000	Catcher Technology Co. Ltd. #	7,722
2,000	Cheng Shin Rubber Industry Co. Ltd. #	4,694
1,005	Chicony Electronics Co. Ltd. #	2,799
2,000	Delta Electronics, Inc. #	11,818
2,000	Far EasTone Telecommunications Co. Ltd. #	4,607
3,000	Inotera Memories, Inc. * #	4,707
1,000	MediaTek, Inc. #	14,537
1,000	Novatek Microelectronics Corp. Ltd. #	5,588
1,000	President Chain Store Corp. #	7,724
1,000	Ruentex Development Co. Ltd. #	1,581
1,000	Ruentex Industries Ltd. #	2,097
2,000	Taiwan Mobile Co. Ltd. #	6,604
27,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	118,948
		204,337
Thailand: 0.5%
1,400	Advanced Info Service PCL (NVDR) #	10,616
1,400	BEC World PCL (NVDR) #	2,167
400	Bumrungrad Hospital PCL (NVDR) #	1,707
600	Delta Electronics Thailand PCL (NVDR) #	1,281
3,798	Home Product Center PCL (NVDR) #	951
1,500	Siam Commercial Bank PCL (NVDR) #	8,262
		24,984
Turkey: 0.4%
317	BIM Birlesik Magazalar AS #	6,770
65	Ford Otomotiv Sanayi AS #	903
127	Tofas Turk Otomobil Fabrikasi AS #	864
140	Tupras-Turkiye Petrol Rafinerileri AS #	3,308
534	Turk Telekomunikasyon AS #	1,659
789	Turkcell Iletisim Hizmetleri AS * #	4,808
		18,312
United Kingdom: 22.3%
1,130	Aberdeen Asset Management Plc #	7,554
289	Admiral Group Plc #	5,931
300	Aggreko Plc #	6,999
405	AMEC Plc #	5,351
1,218	AstraZeneca Plc #	86,064
4,110	BAE Systems Plc #	30,070
2,086	British American Tobacco Plc #	113,089
405	Bunzl Plc #	11,076
588	Burberry Group Plc #	14,925
660	Capita Plc #	11,071
4,874	Centrica Plc #	21,120
1,256	Cobham Plc #	6,308
2,215	Compass Group Plc #	37,877
179	Croda International Plc #	7,391
2,959	Diageo Plc #	84,802
182	EasyJet Plc #	4,712
350	Hargreaves Lansdown Plc #	5,479
559	ICAP Plc #	3,916
369	IMI Plc #	7,222
1,025	Imperial Tobacco Group Plc #	45,139
859	Indivior Plc *	2,001
191	Intertek Group Plc #	6,916
4,706	ITV Plc #	15,704
216	Johnson Matthey Plc #	11,369
1,572	Marks & Spencer Group Plc #	11,645
736	Meggitt Plc #	5,923
138	Next Plc #	14,642
294	Petrofac Ltd. #	3,204
859	Reckitt Benckiser Group Plc #	69,603
1,001	Reed Elsevier NV #	23,904
1,704	Reed Elsevier Plc #	29,120
409	Rio Tinto Ltd. (AUD) #	19,220
1,263	Rio Tinto Plc #	58,245
1,779	Rolls-Royce Holdings Plc #	23,909
132	Schroders Plc #	5,489
854	Smith & Nephew Plc #	15,406
440	Smiths Group Plc #	7,485
302	Sports Direct International Plc * #	3,324
512	Tate & Lyle Plc #	4,799
7,481	Tesco Plc #	21,821
1,344	The Sage Group Plc #	9,711
215	The Weir Group Plc #	6,168
2,153	Unilever NV (LDR) #	84,220
1,698	Unilever Plc #	69,015
190	Whitbread Plc #	14,067
869	William Hill Plc #	4,885
		1,057,891
United States: 0.1%
168	Southern Copper Corp.	4,738
Total Common Stocks (Cost: $4,893,840)		4,728,695
PREFERRED STOCKS: 1.3%
Brazil: 0.4%
150	AES Tiete SA	1,022
850	Cia Energetica de Minas Gerais	4,202
3,550	Itausa - Investimentos Itau SA	12,540
		17,764
Chile: 0.0%
98	Sociedad Quimica y Minera de Chile SA #	2,374
Germany: 0.5%
91	Fuchs Petrolub AG #	3,624
175	Henkel AG & Co. KGaA #	18,851
		22,475
South Korea: 0.4%
21	Samsung Electronics Co. Ltd. #	19,752
Total Preferred Stocks (Cost: $66,976)		62,365
MONEY MARKET FUND: 0.4% (Cost: $21,642)
21,642	Dreyfus Government Cash Management Fund	21,642
Total Investments Before Collateral for Securities Loaned: 101.3% (Cost: $4,982,458)		4,812,702

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $30,167)
Repurchase Agreement: 0.7%
$30,167	Repurchase agreement dated 12/31/14 with Barclays Capital, 0.05%, due 1/2/15, proceeds $30,167; (collateralized by various U.S. government and agency obligations, 1.50% to 2.13%, due 8/31/18 to 6/30/21, valued at $30,770 including accrued interest)	30,167

Total Investments: 102.0% (Cost: $5,012,625)		4,842,869
Liabilities in excess of other assets: (2.0)%		(93,480)
NET ASSETS: 100.0%		$4,749,389

ADR	American Depositary Receipt
AUD	Australian Dollar
COP	Colombian Peso
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $28,119.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,362,957 which represents 91.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	13.5%	$648,167
Consumer Services	0.2	9,035
Consumer Staples	23.7	1,142,353
Energy	2.6	122,696
Financials	6.0	288,938
Health Care	14.3	688,437
Industrials	10.7	515,276
Information Technology	14.3	689,679
Materials	7.1	340,230
Telecommunication Services	5.8	280,511
Utilities	1.4	65,738
Money Market Fund	0.4	21,642
	100.0%	$4,812,702

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$256,036	$—	$256,036
Belgium	—	9,494	—	9,494
Brazil	96,661	—	—	96,661
Canada	166,218	—	—	166,218
Chile	—	1,289	—	1,289
China / Hong Kong	11,909	396,004	—	407,913
Colombia	4,315	—	—	4,315
Denmark	1,902	167,485	—	169,387
Egypt	—	7,273	—	7,273
Finland	—	36,599	—	36,599
France	4,121	101,202	—	105,323
Germany	4,083	122,596	—	126,679
Greece	—	2,250	—	2,250
India	6,372	181,380	—	187,752
Indonesia	—	106,550	—	106,550
Ireland	—	64,945	—	64,945
Japan	—	127,030	—	127,030
Luxembourg	—	10,879	—	10,879
Malaysia	4,436	25,071	—	29,507
Mexico	85,852	—	—	85,852
New Zealand	—	2,732	—	2,732
Norway	—	3,439	—	3,439
Philippines	—	15,767	—	15,767
Poland	—	13,224	—	13,224
Portugal	—	3,006	—	3,006
Qatar	—	20,182	—	20,182
Russia	4,344	32,552	—	36,896
Singapore	—	43,998	—	43,998
South Africa	1,771	157,154	—	158,925
South Korea	7,092	221,688	—	228,780
Spain	1,205	43,242	—	44,447
Sweden	3,319	136,363	—	139,682
Switzerland	—	705,403	—	705,403
Taiwan	—	204,337	—	204,337
Thailand	—	24,984	—	24,984
Turkey	—	18,312	—	18,312
United Kingdom	2,001	1,055,890	—	1,057,891
United States	4,738	—	—	4,738
Preferred Stocks
Brazil	17,764	—	—	17,764
Chile	—	2,374	—	2,374
Germany	—	22,475	—	22,475
South Korea	—	19,752	—	19,752
Money Market Fund	21,642	—	—	21,642
Repurchase Agreement	—	30,167	—	30,167
Total	$449,745	$4,393,124	$—	$4,842,869

During the period ended December 31, 2014, transfers of securities from Level 1 to Level 2 were $37,033 and transfers from Level 2 to Level 1 were $25,938. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

MSCI INTERNATIONAL QUALITY ETF

SCHEDULE OF INVESTMENTS

December 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 8.9%
1,264	Amcor Ltd. #	$13,940
203	ASX Ltd. #	6,071
2,887	Australia & New Zealand Banking Group Ltd. #	75,299
470	Bendigo and Adelaide Bank Ltd. #	4,899
3,363	BHP Billiton Ltd. #	79,700
2,212	BHP Billiton Plc (GBP) #	47,426
60	Cochlear Ltd. #	3,794
1,630	Fortescue Metals Group Ltd. #	3,587
2,452	Insurance Australia Group Ltd. #	12,480
106	Leighton Holdings Ltd. #	1,935
575	Lend Lease Group #	7,677
399	Sonic Healthcare Ltd. #	6,017
1,347	Suncorp Group Ltd. #	15,425
1,503	Tatts Group Ltd. #	4,237
4,561	Telstra Corp. Ltd. #	22,196
714	Toll Holdings Ltd. #	3,409
1,177	Wesfarmers Ltd. #	39,946
777	Woodside Petroleum Ltd. #	24,088
1,319	Woolworths Ltd. #	32,855
220	WorleyParsons Ltd. #	1,806
		406,787
Austria: 0.1%
154	OMV AG #	4,089
Belgium: 0.1%
159	Belgacom SA #	5,769
Brazil: 0.8%
1,900	BM&FBOVESPA SA	7,040
900	CCR SA	5,217
200	CETIP SA	2,423
350	Cia de Saneamento Basico do Estado de Sao Paulo	2,240
750	Cielo SA	11,757
300	Duratex SA	906
250	EcoRodovias Infraestrutura e Logistica SA	1,003
200	Natura Cosmeticos SA	2,396
250	Odontoprev SA	927
100	Porto Seguro SA	1,144
150	Tractebel Energia SA	1,909
100	Transmissora Alianca de Energia Eletrica SA	709
		37,671
Canada: 11.8%
677	Bank of Montreal	48,034
1,275	Bank of Nova Scotia	72,994
290	BCE, Inc.	13,340
416	Canadian Imperial Bank of Commerce	35,859
508	Canadian Oil Sands Ltd.	4,570
793	Cenovus Energy, Inc.	16,411
238	CI Financial Corp.	6,635
314	Great-West Lifeco, Inc.	9,106
361	Husky Energy, Inc.	8,571
106	IGM Financial, Inc.	4,238
868	Potash Corp of Saskatchewan, Inc.	30,778
389	Power Corp. of Canada	10,667
261	Power Financial Corp.	8,153
379	Rogers Communications, Inc. †	14,780
1,510	Royal Bank of Canada	104,608
414	Shaw Communications, Inc.	11,206
213	TELUS Corp.	7,704
1,929	Toronto-Dominion Bank	92,449
741	TransCanada Corp. †	36,530
112	Vermilion Energy, Inc. †	5,512
		542,145
Chile: 0.2%
24,782	Banco de Chile #	2,874
69,072	Banco Santander Chile	3,452
124	Entel Chile SA	1,246
		7,572
China / Hong Kong: 10.7%
23,000	Agricultural Bank of China Ltd. #	11,568
1,000	ANTA Sports Products Ltd. #	1,758
83,000	Bank of China Ltd. #	46,584
4,000	BOC Hong Kong Holdings Ltd. #	13,328
9,000	China CITIC Bank Corp. Ltd. #	7,175
5,000	China Communications Construction Co. Ltd. #	5,988
2,000	China Communications Services Corp. Ltd. #	935
76,000	China Construction Bank Corp. #	62,074
5,000	China Merchants Bank Co. Ltd. #	12,480
6,600	China Minsheng Banking Corp. Ltd. #	8,628
6,500	China Mobile Ltd. #	76,131
26,000	China Petroleum & Chemical Corp. #	21,055
3,500	China Shenhua Energy Co. Ltd. #	10,328
1,400	China Vanke Co. Ltd. * #	3,106
3,000	Chongqing Rural Commercial Bank Co. Ltd. #	1,861
2,000	CLP Holdings Ltd. #	17,318
19,000	CNOOC Ltd. #	25,691
1,200	Guangzhou R&F Properties Co. Ltd. † #	1,461
800	Hang Seng Bank Ltd. #	13,296
2,360	HKT Trust and HKT Ltd.	3,074
77,000	Industrial & Commercial Bank of China Ltd. #	56,223
1,500	Intime Retail Group Co. Ltd. #	1,085
2,000	Jiangsu Expressway Co. Ltd. #	2,381
1,000	Jiangxi Copper Co. Ltd. (Class H) #	1,707
6,000	Li & Fung Ltd.	5,617
2,000	NWS Holdings Ltd. #	3,668
4,000	PCCW Ltd. #	2,723
22,000	PetroChina Co. Ltd. (Class H) #	24,421
4,000	PICC Property & Casualty Co. Ltd. #	7,719
1,500	Power Assets Holdings Ltd. #	14,502
1,500	Shimao Property Holdings Ltd. #	3,322
4,000	Sino Land Co. Ltd. #	6,421
3,500	Sino-Ocean Land Holdings Ltd. #	1,973
1,000	Sinopec Engineering Group Co. Ltd. #	673
2,000	SJM Holdings Ltd. #	3,162
2,000	Soho China Ltd. #	1,411
1,600	Wynn Macau Ltd. #	4,464
2,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD) #	1,812
1,000	Yue Yuen Industrial Holdings Ltd. #	3,596
		490,719
Colombia: 0.1%
5,167	Ecopetrol SA	4,522
856	Isagen SA ESP	1,068
		5,590
Czech Republic: 0.1%
16	Komercni Banka AS #	3,291
Denmark: 0.2%
850	TDC AS #	6,484
22	Tryg AS #	2,458
		8,942
Finland: 1.3%
149	Elisa OYJ #	4,067
465	Fortum OYJ #	10,096
118	Metso OYJ #	3,533
134	Neste Oil OYJ #	3,264
119	Nokian Renkaat OYJ #	2,903
105	Orion Oyj #	3,266
468	Sampo Oyj #	21,909
557	UPM-Kymmene OYJ #	9,128
		58,166
France: 7.9%
1,902	AXA SA #	43,828
176	Bouygues SA #	6,355
59	Casino Guichard Perrachon SA #	5,426
180	CNP Assurances #	3,191
161	Eutelsat Communications SA #	5,207
292	Rexel SA #	5,232
1,245	Sanofi #	113,507
161	SCOR SE #	4,878
2,242	Total SA #	114,862
512	Vinci SA #	27,957
1,271	Vivendi SA #	31,636
		362,079
Germany: 6.7%
478	Allianz SE #	79,169
41	Axel Springer SE #	2,473
962	BASF SE #	80,693
1,008	Daimler AG #	83,719
63	Hannover Rueck SE #	5,683
181	Muenchener Rueckversicherungs Gesellschaft AG in Muenchen #	36,044
229	ProSiebenSat.1 Media AG #	9,568
259	TUI AG #	4,294
215	TUI AG (GBP) *	3,456
		305,099
Hungary: 0.0%
44	MOL Hungarian Oil & Gas Plc #	1,936
India: 0.2%
471	Cairn India Ltd. #	1,795
529	Coal India Ltd. #	3,205
1,727	NTPC Ltd. #	3,927
126	Oil India Ltd. #	1,145
		10,072
Indonesia: 0.2%
15,100	Adaro Energy Tbk PT #	1,260
400	Indo Tambangraya Megah Tbk PT #	493
11,400	Perusahaan Gas Negara Tbk PT #	5,517
		7,270
Israel: 0.1%
466	Israel Chemicals Ltd. #	3,361
Italy: 1.4%
2,664	ENI SpA #	46,664
2,125	Snam SpA #	10,517
1,579	Terna Rete Elettrica Nazionale SpA #	7,172
		64,353
Japan: 2.0%
1,200	Canon, Inc. #	38,104
700	Daiichi Sankyo Co. Ltd. #	9,779
300	Eisai Co. Ltd. #	11,591
1,600	NTT DoCoMo, Inc. #	23,279
600	Sekisui House Ltd. #	7,887
		90,640
Luxembourg: 0.2%
318	SES SA (LDR) #	11,410
Malaysia: 1.0%
1,100	Alliance Financial Group Bhd #	1,478
100	British American Tobacco Malaysia Bhd #	1,852
5,278	CIMB Group Holdings Bhd #	8,377
3,300	DiGi.com Bhd #	5,813
1,300	Felda Global Ventures Holdings Bhd #	808
3,000	IOI Corp. Bhd #	4,117
400	Lafarge Malaysia Bhd	1,117
4,803	Malayan Banking Bhd #	12,578
2,000	Maxis Bhd #	3,906
1,151	Telekom Malaysia Bhd #	2,260
600	UMW Holdings Bhd #	1,884
		44,190
Mexico: 0.2%
1,900	Grupo Financiero Santander Mexico, SAB de CV	3,975
1,600	Kimberly-Clark de Mexico, SAB de CV	3,483
		7,458
Netherlands: 5.5%
1,910	Aegon NV #	14,356
4,129	Royal Dutch Shell Plc (GBP) #	137,854
2,556	Royal Dutch Shell Plc (GBP) #	88,349
316	Wolters Kluwer NV #	9,643
		250,202
New Zealand: 0.1%
384	Contact Energy Ltd. #	1,911
720	Fletcher Building Ltd. #	4,648
		6,559
Norway: 1.2%
209	Gjensidige Forsikring ASA #	3,390
854	Orkla ASA #	5,779
1,169	Statoil ASA #	20,460
786	Telenor ASA #	15,805
188	Yara International ASA #	8,322
		53,756
Philippines: 0.0%
1,500	Aboitiz Power Corp. #	1,427
Poland: 0.5%
34	Bank Handlowy w Warszawie SA #	1,018
137	Bank Pekao SA #	6,863
217	Energa SA #	1,407
881	Polska Grupa Energetyczna SA #	4,643
59	Powszechny Zaklad Ubezpieczen SA #	8,026
554	Synthos SA #	639
1,101	Tauron Polska Energia SA #	1,552
		24,148
Portugal: 0.2%
2,425	EDP - Energias de Portugal SA #	9,403
Qatar: 0.2%
160	Industries Qatar QSC #	7,286
29	Qatar Electricity & Water Co. QSC #	1,470
		8,756
Russia: 1.4%
12,396	Gazprom OAO (USD) * #	26,906
534	Lukoil OAO (USD) * #	19,556
97	MegaFon OAO (GDR) # Reg S	1,322
58	MMC Norilsk Nickel OJSC (USD) * #	7,771
541	Mobile TeleSystems OJSC (ADR)	3,884
1,432	Moscow Exchange (USD) #	1,398
1,483	Tatneft OAO (USD) * #	5,619
		66,456
Singapore: 1.8%
2,000	DBS Group Holdings Ltd. #	30,952
2,000	Keppel Corp. Ltd. #	13,326
1,000	Keppel Land Ltd. #	2,575
1,000	Singapore Exchange Ltd. #	5,877
2,000	Singapore Technologies Engineering Ltd. #	5,117
8,000	Singapore Telecommunications Ltd. #	23,474
1,000	StarHub Ltd. #	3,123
		84,444
South Africa: 2.9%
113	African Rainbow Minerals Ltd. #	1,157
355	Barclays Africa Group Ltd. #	5,551
238	Coronation Fund Managers Ltd. #	2,355
150	Exxaro Resources Ltd. #	1,339
3,247	FirstRand Ltd. #	14,114
209	Foschini Group Ltd. #	2,399
196	Imperial Holdings Ltd. #	3,120
254	Investec Ltd. #	2,129
578	Investec PLC (GBP) #	4,845
67	Kumba Iron Ore Ltd. #	1,386
1,069	MMI Holdings Ltd. #	2,773
1,742	MTN Group Ltd. #	33,134
624	Nampak Ltd. #	2,345
209	Nedbank Group Ltd. #	4,475
571	PPC Ltd. #	1,355
739	RMB Holdings Ltd. #	4,081
579	Sasol Ltd. #	21,608
1,271	Standard Bank Group Ltd. #	15,663
398	Truworths International Ltd. #	2,643
390	Vodacom Group Ltd. #	4,315
		130,787
South Korea: 0.2%
115	KT&G Corp. #	7,985
10	SK Telecom Co. Ltd. #	2,446
		10,431
Spain: 1.1%
213	Enagas SA #	6,718
367	Gas Natural SDG SA #	9,219
968	Mapfre SA #	3,272
113	Red Electrica Corp. SA #	9,961
1,061	Repsol YPF SA #	19,863
		49,033
Sweden: 1.7%
252	Electrolux AB #	7,333
994	Hennes & Mauritz AB #	41,123
172	Industrivarden AB #	2,973
328	Securitas AB #	3,951
398	Skanska AB #	8,510
2,494	TeliaSonera AB #	15,968
		79,858
Switzerland: 2.1%
60	Swiss Prime Site AG #	4,403
369	Swiss Re AG #	30,929
24	Swisscom AG #	12,601
156	Zurich Insurance Group AG #	48,777
		96,710
Taiwan: 1.8%
2,040	Asia Cement Corp. #	2,512
1,000	Asustek Computer, Inc. #	10,911
2,000	Cheng Shin Rubber Industry Co. Ltd. #	4,694
1,005	Chicony Electronics Co. Ltd. #	2,799
1,000	China Motor Corp. #	883
4,000	Chunghwa Telecom Co. Ltd. #	11,856
3,060	Far Eastern New Century Corp. #	3,027
2,000	Far EasTone Telecommunications Co. Ltd. #	4,608
2,000	Inventec Corp. #	1,338
2,010	Lite-On Technology Corp. #	2,296
1,000	Novatek Microelectronics Corp. Ltd. #	5,588
3,000	Quanta Computer, Inc. #	7,473
1,000	Ruentex Development Co. Ltd. #	1,581
1,000	Ruentex Industries Ltd. #	2,097
1,000	Synnex Technology International Corp. #	1,448
3,000	Taiwan Cement Corp. #	4,101
2,000	Taiwan Mobile Co. Ltd. #	6,604
2,000	Teco Electric and Machinery Co. Ltd. #	1,891
2,040	Wistron Corp. #	1,838
1,000	WPG Holdings Ltd. #	1,161
9,000	Yuanta Financial Holding Co. Ltd. #	4,365
		83,071
Thailand: 0.7%
1,100	Advanced Info Service PCL (NVDR) #	8,342
1,000	BEC World PCL (NVDR) #	1,548
500	Glow Energy PCL (NVDR) #	1,344
3,700	Krung Thai Bank PCL (NVDR) #	2,538
1,500	PTT Exploration & Production PCL (NVDR) #	5,080
1,700	PTT Global Chemical PCL (NVDR) #	2,638
1,000	PTT PCL (NVDR) #	9,796
900	Thai Oil PCL (NVDR) #	1,145
		32,431
Turkey: 0.0%
131	Tofas Turk Otomobil Fabrikasi AS #	891
United Arab Emirates: 0.1%
826	First Gulf Bank PJSC #	3,794
United Kingdom: 24.3%
963	Aberdeen Asset Management Plc #	6,437
203	Admiral Group Plc #	4,166
406	AMEC Plc #	5,364
1,463	Anglo American Plc #	27,083
413	Antofagasta Plc #	4,814
1,322	AstraZeneca Plc #	93,413
3,305	BAE Systems Plc #	24,180
19,293	BP Plc #	122,515
1,952	British American Tobacco Plc #	105,825
5,256	Centrica Plc #	22,776
5,079	GlaxoSmithKline PCL #	109,008
20,054	HSBC Holdings Plc #	189,584
577	ICAP Plc #	4,042
1,002	Imperial Tobacco Group Plc #	44,126
446	Inmarsat Plc #	5,532
1,302	J Sainsbury Plc #	4,974
6,218	Legal & General Group Plc #	24,019
1,712	Marks & Spencer Group Plc #	12,682
3,949	National Grid Plc #	56,057
5,137	Old Mutual Plc #	15,146
858	Pearson Plc #	15,852
737	Rexam Plc #	5,191
1,333	Rio Tinto Plc #	61,473
251	Severn Trent Plc #	7,832
1,021	SSE Plc #	25,808
2,504	Standard Life Plc #	15,517
489	Tate & Lyle Plc #	4,584
27,752	Vodafone Group Plc #	95,191
		1,113,191
Total Common Stocks (Cost: $5,015,528)		4,583,957
PREFERRED STOCKS: 0.5%
Brazil: 0.4%
100	AES Tiete SA	682
800	Cia Energetica de Minas Gerais	3,955
100	Cia Paranaense de Energia	1,351
3,350	Itausa - Investimentos Itau SA	11,834
		17,822
Russia: 0.1%
7,259	Surgutneftegas OJSC (USD) * #	3,497
Total Preferred Stocks (Cost: $26,460)		21,319
RIGHTS: 0.0% (Cost: $562)
Spain: 0.0%
1,073	Repsol SA Rights (EUR 0.47, expiring 01/13/15) * #	593
MONEY MARKET FUND: 1.2% (Cost: $53,995)
53,995	Dreyfus Government Cash Management Fund	53,995
Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $5,096,545)		4,659,864

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6% (Cost: $26,652)
Repurchase Agreement: 0.6%
$26,652	Repurchase agreement dated 12/31/14 with Barclays Capital, 0.05%, due 1/2/15, proceeds $26,652; (collateralized by various U.S. government and agency obligations, 1.50% to 2.13%, due 8/31/18 to 6/30/21, valued at $27,185 including accrued interest)	26,652

Total Investments: 102.3% (Cost: $5,123,197)		4,686,516
Liabilities in excess of other assets: (2.3)%		(103,851)
NET ASSETS: 100.0%		$4,582,665

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
LDR	Local Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $22,230.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,973,337 which represents 86.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	5.9%	$272,834
Consumer Staples	5.7	264,156
Energy	18.3	851,762
Financials	32.6	1,520,834
Health Care	7.5	351,302
Industrials	2.9	136,451
Information Technology	1.8	84,713
Materials	8.7	407,778
Telecommunication Services	10.2	473,548
Utilities	5.2	242,491
Money Market Fund	1.2	53,995
	100.0%	$4,659,864

The summary of inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$406,787	$—	$406,787
Austria	—	4,089	—	4,089
Belgium	—	5,769	—	5,769
Brazil	37,671	—	—	37,671
Canada	542,145	—	—	542,145
Chile	4,698	2,874	—	7,572
China / Hong Kong	8,691	482,028	—	490,719
Colombia	5,590	—	—	5,590
Czech Republic	—	3,291	—	3,291
Denmark	—	8,942	—	8,942
Finland	—	58,166	—	58,166
France	—	362,079	—	362,079
Germany	3,456	301,643	—	305,099
Hungary	—	1,936	—	1,936
India	—	10,072	—	10,072
Indonesia	—	7,270	—	7,270
Israel	—	3,361	—	3,361
Italy	—	64,353	—	64,353
Japan	—	90,640	—	90,640
Luxembourg	—	11,410	—	11,410
Malaysia	1,117	43,073	—	44,190
Mexico	7,458	—	—	7,458
Netherlands	—	250,202	—	250,202
New Zealand	—	6,559	—	6,559
Norway	—	53,756	—	53,756
Philippines	—	1,427	—	1,427
Poland	—	24,148	—	24,148
Portugal	—	9,403	—	9,403
Qatar	—	8,756	—	8,756
Russia	3,884	62,572	—	66,456
Singapore	—	84,444	—	84,444
South Africa	—	130,787	—	130,787
South Korea	—	10,431	—	10,431
Spain	—	49,033	—	49,033
Sweden	—	79,858	—	79,858
Switzerland	—	96,710	—	96,710
Taiwan	—	83,071	—	83,071
Thailand	—	32,431	—	32,431
Turkey	—	891	—	891
United Arab Emirates	—	3,794	—	3,794
United Kingdom	—	1,113,191	—	1,113,191
Preferred Stocks
Brazil	17,822	—	—	17,822
Russia	—	3,497	—	3,497
Rights*	—	593	—	593
Money Market Fund	53,995	—	—	53,995
Repurchase Agreement	—	26,652	—	26,652
Total	$686,527	$3,999,989	$—	$4,686,516

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended December 31, 2014, transfers of securities from Level 1 to Level 2 were $41,504 and transfers from Level 2 to Level 1 were $2,844. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. Participatory Notes (“P-Notes”) are fair valued using the current market value of the underlying equity investments. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of December 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$563,385,221	$108,307,738	$(12,442,697)	$95,865,041
Environmental Services ETF	16,906,583	2,359,921	(1,142,293)	1,217,628
Gaming ETF	40,413,553	2,834,174	(6,572,449)	(3,738,275)
Morningstar Wide Moat ETF	1,020,689,066	13,400,048	(53,784,322)	(40,384,274)
Pharmaceutical ETF	306,364,285	24,440,264	(6,576,773)	17,863,491
Retail ETF	157,861,640	12,983,465	(910,025)	12,073,440
Semiconductor ETF	443,282,843	236,387	(13,626,195)	(13,389,808)
MSCI Emerging Markets Quality ETF	5,155,030	445,048	(353,796)	91,252
MSCI Emerging Markets Quality Dividend ETF	5,033,430	322,498	(593,598)	(271,100)
MSCI International Quality ETF	5,051,331	247,836	(456,298)	(208,462)
MSCI International Quality Dividend ETF	5,247,698	153,478	(714,660)	(561,182)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: February 25, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 25, 2015